Financial instruments (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financial assets at amortised cost
Interest income on bank deposits	₨ 26,025	₨ 25,168	₨ 26,463
Interest income from other financial assets	20,289	104,157	96,121
Impairment loss of trade receivables	(536,290)	(370,000)	(383,534)
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	1,247	8,365	10,828
Financial liabilities at amortised cost
Interest expenses on lease obligations	(14,747)	(31,169)	(88,138)
Interest expenses on borrowings from banks, others and overdrafts	₨ (617,087)	₨ (381,644)	₨ (255,273)